                                                             File Nos. 333-10395
                                                                        811-7771

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5

                             SEPARATE ACCOUNT KGC OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
             -----
               X   on September 1, 1999 pursuant to paragraph (b) of Rule 485
             -----
                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
             -----
                   on (date) pursuant to paragraph (a)(1) of Rule 485
             -----
                   this post-effective amendment designates a new effective date
             ----- for a previously filed post-effective amendment

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No. 4 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account KGC of First Allmerica Financial Life Insurance Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 3 on April 27, 1999, and is incorporated by reference herein.


             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                           CAPTION IN PROSPECTUS
-----------------                           ---------------------
1...........................................Cover Page

2...........................................Special Terms

3...........................................Summary of Fees and Expenses; Summary of Contract
                                            Features

4...........................................Condensed Financial Information; Performance
                                            Information

5...........................................Description of the Companies, the Variable Accounts,
                                            Kemper Variable Series and Scudder Variable Life
                                            Investment Fund

6...........................................Charges and Deductions

7...........................................Description of the Contract

8...........................................Electing the Form of Annuity and Annuity Date;
                                            Description of Variable Annuity Payout Options;
                                            Annuity Benefit Payments

9...........................................Death Benefit

10..........................................Payments; Computation of Values; Distribution and
                                            Annuity Payments

11..........................................Surrender; Withdrawal; Withdrawal Without Surrender
                                            Charge; Texas Optional Retirement Program

12..........................................Federal Tax Considerations

13..........................................Legal Matters

14..........................................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15..........................................Cover Page

16..........................................Table of Contents

17..........................................General Information and History

18..........................................Services

19..........................................Underwriters

20..........................................Underwriters

21..........................................Performance Information

22..........................................Annuity Benefit Payments

23..........................................Financial Statements

                              SEPARATE ACCOUNT KGC
                              KEMPER GATEWAY CUSTOM

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

          THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JUNE 25, 1999

                                       ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Kemper Index 500 Portfolio of the Kemper Variable Series. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. KEMPER GATEWAY CUSTOM VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "twenty-three" is substituted for the word "twenty-two" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-3 of the Profile, "Kemper Index 500" is added after Kemper Value+Growth to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table and footnotes on pages P-4 and P-5:

                                            A              B               C             D            E

                                                                                        TOTAL ANNUAL
                                      TOTAL ANNUAL    TOTAL ANNUAL                    EXPENSES AT END OF
                                        INSURANCE      PORTFOLIO     TOTAL ANNUAL
PORTFOLIO                                CHARGES        EXPENSES        CHARGES        1 YEAR      10 YEARS
---------                                -------        --------        -------        ------      --------
Kemper Index 500 Portfolio***......       1.44%           0.55%          1.99%           $78         $197

*** This portfolio commenced operations in September, 1999. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

"KEMPER INDEX 500" is added after Kemper Value+Growth in the listing of Portfolios on page 1 of the Prospectus.

Under "UNDERLYING PORTFOLIO (OR PORTFOLIOS)" on page 7 of the Prospectus, the word "twenty-three" is substituted for the word "twenty-two" under "SPECIAL TERMS".

The following information on the Kemper Index 500 Portfolio is added to the Annual Portfolio Expenses table and footnotes on pages 10 and 11 of the
Prospectus:

                                           Management Fee            Other Expenses        Total Portfolio Expenses
                                        (after any voluntary           (after any             (after any waivers/
Portfolio                                     waivers)                reimbursements)            reimbursements)
---------                                -------------------         ----------------      ------------------------
Kemper Index 500 ***................            0.26%                     0.29%                    0.55%(3)

*** These portfolios commenced operations in September, 1999, therefore, other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(3) The investment manager for the Kemper Index 500 Portfolio has agreed to limit total operating expenses of the Portfolio to 0.55%. This limitation will be effective from the commencement of operations through April 30, 2000. Without taking into effect this expense cap, for the Kemper Index 500 Portfolio, management fees are estimated to be 0.45%; other expenses are estimated to be 0.29%; and total operating expenses are estimated to be 0.79%.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a) and (2)(b) on pages 12 through 15 of the Prospectus:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(a)                                       ------         -------         -------        --------
Kemper Index 500........................       $78            $99             $120           $197

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $84           $117             $150           $259

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $17            $52             $90            $197

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $23            $71             $121           $259


Under "WHAT IS THE KEMPER GATEWAY CUSTOM VARIABLE ANNUITY" on page 16 of the Prospectus, the number "23" is substituted for the number "22" in the second bullet.

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 18 of the Prospectus, "Kemper Index 500" is inserted after Kemper Value+Growth.

Under "WHO ARE THE PORTFOLIO MANAGERS?" on page 19 of the Prospectus, the following is inserted as the fourth sentence in that paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "THE VARIABLE ACCOUNTS" on page 27 of the Prospectus, "26" is replaced with "27" in the first sentence of the first paragraph.

The following summary of the investment objective of the Kemper Index 500 Portfolio(1) is inserted as the fourteenth Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 29 of the Prospectus:

        KEMPER INDEX 500 PORTFOLIO - seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.

Under "INVESTMENT MANAGEMENT SERVICES" on page 30 of the Prospectus, the following is inserted as the last sentence in the first paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "INVESTMENT MANAGEMENT SERVICES" on page 30 of the Prospectus, the third paragraph is amended to read as follows:

The Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services and Kemper Global Blue Chip Portfolios each pay Scudder Kemper an investment management fee, payable monthly, at 1/12th of the following annual rates based on the average daily net assets of each Portfolio.

Kemper Aggressive Growth
Portfolio, Kemper
Technology Growth
Portfolio, Kemper-Dreman       0.75% for the first $250 million,  0.72% for the next $750 million,  0.70%
High Return  Equity Portfolio  for the next $1.5 billion,  0.68% for the next $2.5 billion, 0.65% for the
and Kemper-Dreman Financial    next $2.5  billion,  0.64% for the next $2.5  billion,  0.63% for the next
Services Portfolio...........  $2.5 billion and 0.62% over $12.5 billion.

Kemper Global Blue Chip        1.00% for the first  $250 million,  0.95%  for the next  $750 million  and
   Portfolio.................  0.90% over $1 billion.

                               0.45% for the first $200 million, 0.42%
                               for the next $550 million, 0.40% for the next $1.25 billion, 0.38% for the next
                               $3 billion, and 0.35% for
Kemper Index 500 Portfolio...  amounts over $5 billion.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the last sentence in the fourth paragraph is amended as follows:

A sub-advisory fee is payable monthly, at 1/12th of the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion.


--------
(1) "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the following is inserted as the last sentence in the fourth paragraph:

Scudder Kemper also pays Bankers Trust Company a sub-advisory fee for its services to the Kemper Index 500 Portfolio. A sub-advisory fee is payable monthly at 1/12th of the following annual rates: 0.08% of the first $200 million of the Portfolio's average daily net assets, 0.05% of average daily net assets of the next $550 million, and 0.025% of average daily net assets over $750 million.

                                      ***

Under "(3) ANNUAL PORTFOLIO EXPENSES" on page 11 of the Prospectus, footnotes
(1) and (2) are amended to read as follows:

(1) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income and Kemper Global Blue Chip and Kemper Global Income Portfolios of Kemper Variable Series to the levels set forth in the table above. Without taking into effect these expense caps, for the Aggressive Growth, Technology Growth, Financial Services, High Return Equity, International Growth and Income, Global Blue Chip and Global Income Portfolios of Kemper Variable Series management fees are estimated to be 0.75%, 0.75%, 0.75%, 0.75%, 1.00%, 1.00% and 0.75%, respectively; other expenses are estimated to be 0.28%, 0.29%, 0.97%, 0.45%, 18.54%, 11.32% and 0.33%,
         respectively; and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%, respectively. In addition, for Kemper International Growth and Income and Kemper Global Blue Chip Portfolios, the investment manager has agreed to limit its management fee to 0.70% and 0.85%, respectively, for such Portfolios for one year from May 1, 1999.

(2) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value+Growth Portfolio (0.84%), Kemper Contrarian Value Portfolio (0.80%), Kemper Small Cap Value Portfolio (0.84%), Kemper Horizon 5 Portfolio (0.97%), Kemper Horizon 10+ Portfolio (0.83%), Kemper Horizon 20+ Portfolio (0.93%), Kemper Investment Grade Bond Portfolio (0.80%), and Kemper Blue Chip Portfolio (0.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the fifth paragraph is amended to read as follows:

For its advisory services to the Scudder Global Discovery, Scudder Growth and Income, Scudder International and Scudder Capital Growth Portfolios, Scudder Kemper receives compensation monthly at the following annual rate for each
Portfolio:

                                                    PERCENT OF THE AVERAGE
                                                    DAILY NET ASSET VALUES
                      PORTFOLIO                        OF EACH PORTFOLIO
                      ---------                     ----------------------
Scudder Global Discovery                                     0.975%
Scudder Growth and Income                                    0.475%
Scudder International
     First $500,000,000                                      0.875%
     Over $500,000,000                                       0.725%
Scudder Capital Growth
     First $500,000,000                                      0.475%
     Next $500,000,000                                       0.450%
     Over $1,000,000,000                                     0.425%

                                      ***

Under "DISTRIBUTION", the first sentence of the second paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

Supplement Dated September 1, 1999

                              SEPARATE ACCOUNT KGC
                              KEMPER GATEWAY CUSTOM
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

          THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JUNE 25, 1999

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

Currently, 27 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Kemper Variable Series ("KVS") or Scudder Variable Life Investment Fund ("Scudder VLIF"), open-end, registered management investment companies. Twenty-three different portfolios of KVS are available under the Contract: the Kemper Aggressive Growth Portfolio, Kemper Technology Growth Portfolio, Kemper-Dreman Financial Services Portfolio, Kemper Small Cap Growth Portfolio, Kemper Small Cap Value Portfolio, Kemper-Dreman High Return Equity Portfolio, Kemper International Portfolio, Kemper International Growth and Income Portfolio, Kemper Global Blue Chip Portfolio, Kemper Growth Portfolio, Kemper Contrarian Value Portfolio, Kemper Blue Chip Portfolio, Kemper Value+Growth Portfolio, Kemper Index 500 Portfolio, Kemper Horizon 20+ Portfolio, Kemper Total Return Portfolio, Kemper Horizon 10+ Portfolio, Kemper High Yield Portfolio, Kemper Horizon 5 Portfolio, Kemper Global Income Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Government Securities Portfolio, and Kemper Money Market Portfolio. Four portfolios of Scudder VLIF are available under the Contract: the Scudder International Portfolio, Scudder Global Discovery Portfolio, Scudder Capital Growth Portfolio, and Scudder Growth and Income Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                                      * * *


Under UNDERWRITERS, the second sentence of the third paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

                                      * * *

Footnote 21 under "Notes to Financial Statements" on page F-41 is deleted and replaced in its entirety with the following:

21.     EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT
        (UNAUDITED)

During the second quarter of 1999, AFC approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). AFC is pursuing a sale of its EBS business during the second half of 1999. During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of FAFLIC's group life and health insurance business, including its reinsurance pool business, are reported in the Consolidated Statements of Income as discontinued operations in the second quarter of 1999 in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations-Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB No. 30"). At December 31, 1998, the businesses had assets of approximately $480.9 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $445.3 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $398.5 million, $389.2 million and $356.4 million for the years ended December 31, 1998, 1997 and 1996, respectively. Net (loss) income for the discontinued operations was ($13.3) million, $16.6 million, and $17.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, from FAFLIC to AFC. FAFLIC has retained its ownership of AFLIAC and certain other subsidiaries. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which is included in FAFLIC's net income, to be transferred from FAFLIC to AFC pursuant to the aforementioned change in corporate structure was $95.7 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $4,033.0 million and $1,264.1 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 18, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

Prior to the aforementioned change in AFC's corporate structure, on May 5, 1999 and May 11, 1999, Allmerica P&C redeemed 1,273.9 shares and 4,142.0 shares of its issued and outstanding common stock owned by AFC for $50.0 million and $175.0 million, respectively. The May 5, 1999 and May 11, 1999 transactions consisted of cash and short-term securities. After the May 11, 1999 transaction, FAFLIC's ownership of Allmerica P&C increased to 84.52%.

                                      * * *




Supplement Dated September 1, 1999

                            PART C. OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for First Allmerica Financial Life Insurance Company Financial Statements for Separate Account KGC of First Allmerica Financial Life Insurance Company were previously filed on April 27, 1999 in Post-Effective Amendment No. 3, and are incorporated by reference herein.

     Financial Statements Included in Part C
     None

     (B)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

     EXHIBIT 2    Not Applicable. Pursuant to Rule 26a-2, the Insurance
                  Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3    (a)  Underwriting and Administrative Services Agreement was
                       previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (b) Wholesaling Agreement was previously filed on December 19, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                  (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                  (d) Sales Agreement with Chase was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (e) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (f) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (g) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (h) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

     EXHIBIT 4 Policy Form was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

     EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

     EXHIBIT 7    Not Applicable.

     EXHIBIT 8    (a)  BFDS Agreements for lockbox and mailroom services were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                  (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (c)  Directors' Power of Attorney is filed herewith.

     EXHIBIT 9    Opinion of Counsel is filed herewith.

     EXHIBIT 10   Consent of Independent Accountants is filed herewith.

     EXHIBIT 11   None.

     EXHIBIT 12   None.

     EXHIBIT 13   Not Applicable.

     EXHIBIT 14   Not Applicable.

     EXHIBIT 15   (a)  Participation Agreement with Kemper was previously
                       filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                  (b) Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653


                     DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

 NAME AND POSITION WITH COMPANY                   PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
 Bruce C. Anderson                                Director (since 1996), Vice President (since 1984) and Assistant
   Director, Vice President and                   Secretary (since 1992) of First Allmerica
   Assistant Secretary

 Warren E. Barnes                                 Vice President (since 1996) and Corporate Controller (since 1998) of
   Vice President and                             First Allmerica
   Corporate Controller

 Robert E. Bruce                                  Director and Chief Information Officer (since 1997) and Vice President
   Director, Vice President and Chief             (since 1995) of First Allmerica; and Corporate Manager (1979 to 1995)
   Information Officer                            of Digital Equipment Corporation

 Mary Eldridge                                    Secretary (since 1999) of Allmerica Financial; Secretary (since 1999)
   Secretary                                      of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                                  Allmerica Financial Investment Management Services, Inc.

 John P. Kavanaugh                                Director and Chief Investment Officer (since 1996) and Vice
   Director, Vice President and                   President (since 1991) of First Allmerica; and Vice President
   Chief Investment Officer                       (since 1998) of Allmerica Financial Investment Management Services,
                                                  Inc.

 John F. Kelly                                    Director (since 1996), Senior Vice President (since 1986), General
   Director, Senior Vice President,               Counsel (since 1981) and Assistant Secretary (since 1991) of First
   General Counsel and                            Allmerica; Director (since 1985) of Allmerica Investments, Inc.; and
   Assistant Secretary                            Director (since 1990) of Allmerica Financial Investment Management
                                                  Services, Inc.

 J. Barry May                                     Director (since 1996) of First Allmerica; Director and President
   Director                                       (since 1996) of The Hanover Insurance Company; and Vice President
                                                  (1993 to 1996) of The Hanover Insurance Company

 James R. McAuliffe                               Director (since 1996) of First Allmerica; Director (since 1992),
   Director                                       President (since 1994) and Chief Executive Officer (since 1996) of
                                                  Citizens Insurance Company of America

 John F. O'Brien                                  Director, President and Chief Executive Officer (since 1989) of First
   Director, President and Chief                  Allmerica; Director (since 1989) of Allmerica Investments, Inc.; and
   Executive Officer                              Director and Chairman of the Board (since 1990) of Allmerica Financial
                                                  Investment Management Services, Inc.

 Edward J. Parry, III                             Director and Chief Financial Officer (since 1996) and Vice President
   Director, Vice President,                      and Treasurer (since 1993) of First Allmerica; Treasurer (since 1993)
   Chief Financial Officer and                    of Allmerica Investments, Inc.; and Treasurer (since 1993) of
   Treasurer                                      Allmerica Financial Investment Management Services, Inc.

 Richard M. Reilly                                Director (since 1996) and Vice President (since 1990) of First
   Director and Vice President                    Allmerica; Director (since 1990) of Allmerica Investments, Inc.; and
                                                  Director and President (since 1998) of Allmerica Financial Investment
                                                  Management Services, Inc.



 Robert P. Restrepo, Jr.                          Director and Vice President (since 1998) of First Allmerica; Chief
   Director and Vice President                    Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                                  Senior Vice President (1993 to 1996) of Aetna Life & Casualty Company

 Eric A. Simonsen                                 Director (since 1996) and Vice President (since 1990) of First
 Director and Vice President                      Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                                  Director (since 1991) of Allmerica Financial Investment Management
                                                  Services, Inc.

 Phillip E. Soule                                 Director (since 1996) and Vice President (since 1987) of First
   Director and Vice President                    Allmerica

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

NAME                                    ADDRESS                 TYPE OF BUSINESS
 AAM Equity Fund                        440 Lincoln Street      Massachusetts Grantor Trust
                                        Worcester MA 01653
                                        Limited Partnership

 AAM Growth & Income Fund, L.P.         440 Lincoln Street
                                        Worcester MA 01653

 Advantage Insurance Network,           440 Lincoln Street      Insurance Agency
 Inc.                                   Worcester MA 01653

 AFC Capital Trust I                    440 Lincoln Street      Statutory Business Trust
                                        Worcester MA 01653

 Allmerica Asset Management Limited     440 Lincoln Street      Investment advisory services
                                        Worcester MA 01653

 Allmerica Asset Management, Inc.       440 Lincoln Street      Investment advisory services
                                        Worcester MA 01653

 Allmerica Benefits, Inc.               440 Lincoln Street      Non-insurance medical services
                                        Worcester MA 01653

 Allmerica Equity Index Pool            440 Lincoln Street      Massachusetts Grantor Trust
                                        Worcester MA 01653

 Allmerica Financial Alliance           100 North Parkway       Multi-line property and
 Insurance Company                      Worcester MA 01605      casualty insurance

 Allmerica Financial Benefit            100 North Parkway       Multi-line property
 Insurance Company                      Worcester MA 01605      and casualty insurance

 Allmerica Financial Corporation        440 Lincoln Street      Holding Company
                                        Worcester MA 01653



 Allmerica Financial Insurance          440 Lincoln Street      Insurance Broker
 Brokers, Inc.                          Worcester MA 01653

 Allmerica Financial Life               440 Lincoln Street      Life insurance, accident
 Insurance and Annuity Company          Worcester MA 01653      and health insurance,
 (formerly known as SMA Life                                    annuities, variable annuities
 Assurance Company)                                             and variable life insurance

 Allmerica Financial Services           440 Lincoln Street      Insurance Agency
 Insurance Agency, Inc.                 Worcester MA 01653

 Allmerica Funding Corp.                440 Lincoln Street      Special purpose funding for
                                        Worcester MA 01653      commercial paper

 Allmerica, Inc.                        440 Lincoln Street      Common employer for
                                        Worcester MA 01653      Allmerica Financial
                                                                Corporation entities


 Allmerica Financial Investment         440 Lincoln Street      Investment advisory services
 Management Services, Inc.              Worcester MA 01653
 (formerly known as Allmerica
 Institutional Services, Inc. and
 440 Financial Group of Worcester,
 Inc.)

 Allmerica Investment Management        440 Lincoln Street      Investment advisory services
 Company, Inc.                          Worcester MA 01653

 Allmerica Investments, Inc.            440 Lincoln Street      Securities, retail
                                        Worcester MA 01653      broker-dealer

 Allmerica Investment Trust             440 Lincoln Street      Investment Company
                                        Worcester MA 01653


 Allmerica Plus Insurance Agency,       440 Lincoln Street      Insurance Agency
 Inc.                                   Worcester MA 01653

 Allmerica Property & Casualty          440 Lincoln Street      Holding Company
 Companies, Inc.                        Worcester MA 01653

 Allmerica Securities Trust             440 Lincoln Street      Investment Company
                                        Worcester MA 01653

 Allmerica Services Corporation         440 Lincoln Street      Internal administrative
                                        Worcester MA 01653      services provider to
                                                                Allmerica Financial
                                                                Corporation entities

 Allmerica Trust Company, N.A.          440 Lincoln Street      Limited purpose
                                        Worcester MA 01653      national trust company

 AMGRO, Inc.                            100 North Parkway       Premium financing
                                        Worcester MA 01605

 Citizens Corporation                   440 Lincoln Street      Holding Company
                                        Worcester MA 01653



 Citizens Insurance Company of          645 West Grand River    Multi-line property
 America                                Howell MI 48843         and casualty insurance

 Citizens Insurance Company of          333 Pierce Road         Multi-line property
 Illinois                               Itasca IL 60143         and casualty insurance

 Citizens Insurance Company of          3950 Priority Way       Multi-line property
 the Midwest                            South Drive, Suite 200  and casualty insurance
                                        Indianapolis IN 46280

 Citizens Insurance Company of          8101 N. High Street     Multi-line property
 Ohio                                   P.O. Box 342250         and casualty insurance
                                        Columbus OH 43234

 Citizens Management, Inc.              645 West Grand River    Services management
                                        Howell MI 48843         company

 Financial Profiles                     5421 Avenida Encinas    Computer software company
                                        Carlsbad, CA  92008

 First Allmerica Financial Life         440 Lincoln Street      Life, pension, annuity,
 Insurance Company (formerly            Worcester MA 01653      accident and health
 State Mutual Life Assurance                                    insurance company
 Company of America)

 First Sterling Limited                 440 Lincoln Street      Holding Company
                                        Worcester MA 01653

 First Sterling Reinsurance             440 Lincoln Street      Reinsurance Company
 Company Limited                        Worcester MA 01653

 Greendale Special Placements           440 Lincoln Street      Massachusetts Grantor Trust
 Fund                                   Worcester MA 01653

 The Hanover American Insurance         100 North Parkway       Multi-line property
 Company                                Worcester MA 01605      and casualty insurance

 The Hanover Insurance Company          100 North Parkway       Multi-line property
                                        Worcester MA 01605      and casualty insurance

 Hanover Texas Insurance                801 East Campbell Road  Attorney-in-fact for
 Management Company, Inc.               Richardson TX 75081     Hanover Lloyd's
                                                                Insurance Company

 Hanover Lloyd's Insurance              801 East Campbell Road  Multi-line property
 Company                                Richardson TX 75081     and casualty insurance

 Lloyds Credit Corporation              440 Lincoln Street      Premium financing
                                        Worcester MA 01653      service franchises

 Massachusetts Bay Insurance            100 North Parkway       Multi-line property
 Company                                Worcester MA 01605      and casualty insurance

 Sterling Risk Management              440 Lincoln Street       Risk management services
 Services, Inc.                        Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of July 31, 1999, there were 48 Contract holders of qualified Contracts and 45 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

         Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

                - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

                - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

                -     Allmerica Investment Trust

         (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
                440 Lincoln Street
                Worcester, Massachusetts 01653

         NAME                                        POSITION OR OFFICE WITH UNDERWRITER
Emil J. Aberizk, Jr.                                 Vice President

Edward T. Berger                                     Vice President and Chief Compliance Officer

Mary Eldridge                                        Secretary

Philip L. Heffernan                                  Vice President

John F. Kelly                                        Director

Daniel Mastrototaro                                  Vice President

William F. Monroe, Jr.                               Vice President

David J. Mueller                                     Vice President and Controller

John F. O'Brien                                      Director

Stephen Parker                                       President, Director and Chief Executive Officer

Edward J. Parry, III                                 Treasurer

Richard M. Reilly                                    Director

Eric A. Simonsen                                     Director

Mark G. Steinberg                                    Senior Vice President

         (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Each account, book or other document required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

         The Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32. UNDERTAKINGS

         (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

         (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (e) The Company hereby undertakes that the aggregate fees and charges under the contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

         1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

         2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

         3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

         4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

         Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 26th day of August, 1999.

                             SEPARATE ACCOUNT KGC OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                  By: /s/ Mary Eldridge
                                      --------------------------------
                                      Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 SIGNATURES                    TITLE                                          DATE
  /s/ Warren E. Barnes         Vice President and Corporate Controller        August 26, 1999
  --------------------
  Warren E. Barnes

  Edward J. Parry III*         Director, Vice President, Chief Financial
  --------------------         Officer and Treasurer

  Richard M. Reilly*           Director and Vice President
  ------------------

  John F. O'Brien*             Director, President and Chief Executive
  ----------------             Officer

  Bruce C. Anderson*           Director and Vice President
  ------------------

  Robert E. Bruce*             Director, Vice President  and Chief
  ----------------             Information Officer

  John P. Kavanaugh*           Director, Vice President and
  ------------------           Chief Investment Officer

  John F. Kelly*               Director, Senior Vice President and
  --------------               General Counsel

  J. Barry May*                Director
  -------------

  James R. McAuliffe*          Director
  -------------------

  Robert P. Restrepo, Jr.*     Director and Vice President
  ------------------------

  Eric A. Simonsen*            Director and Vice President
  --------------------

  Phillip E. Soule*            Director and Vice President
  --------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-10395)

                                  EXHIBIT TABLE

Exhibit 8(c)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants